CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenues	$ 2,514,984	$ 1,559,458	$ 6,804,169	$ 4,038,048
Cost of goods sold	1,540,867	1,096,951	4,681,691	2,556,130
Gross profit	974,117	462,507	2,122,478	1,481,918
Research and development expenses, net	152,154	100,798	505,300	456,377
Selling, general and administrative expenses	907,845	660,489	2,101,610	1,374,160
Business acquisition expenses			128,111	0
Total operating expenses	1,059,999	761,287	2,735,021	1,830,537
Operating loss	(85,882)	(298,780)	(612,543)	(348,619)
Interest expense	(228)	(505)	(1,416)	(1,859)
Loss before provision for income taxes			(613,959)	(350,478)
Provision for income taxes			912	912
Net loss	$ (86,110)	$ (299,285)	$ (614,871)	$ (351,390)
Loss per share: Basic and fully diluted	$ (0.01)	$ (0.03)	$ (0.05)	$ (0.04)
Weighted average common shares outstanding: Basic and fully diluted	12,832,389	10,261,269	11,486,079	9,826,151